Average Annual Total Returns - PSF PGIM 5050 Balanced Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	PSF PGIM 50/50 Balanced Custom Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	PSF PGIM 50/50 Balanced Custom Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	PSF PGIM 50/50 Balanced Custom Blended Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.43%	9.19%	8.64%	18.40%	15.21%	13.87%	12.92%	9.68%	8.67%